Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 29, 2011
Allianz AGIC Ultra Micro Cap Fund (Prospectus Summary): | Allianz AGIC Ultra Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Ultra Micro Cap Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 19, 2012
to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust and
the Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)

Disclosure Relating to the Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund

Investment Objective, Heading	rr_ObjectiveHeading	The investment objective reflected in the Fund Summary for each of Allianz AGIC Micro Cap Fund and Allianz AGIC Ultra Micro Cap Fund is restated as follows:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Allianz AGIC Ultra Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUMIX